RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	9 Months Ended		13 Months Ended		9 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Continental Resources Group	May 04, 2011 Notes Payable Related Party	Feb. 28, 2011 Notes Payable Related Party	Sep. 30, 2012 Barry Honig, Director and CEO	Sep. 30, 2012 Barry Honig Family Members
Debt								$ 2,250,000
Shares Series A Preferred Stock issued							750,000
Notes converted to shares, value						1,688,250
Notes converted to shares, shares						1,500,000
Note payable - related party, net of debt discount	519,750		519,750	561,750
Shares of Contiental								9,462,126	3,685,000
Continental's ownership in Pershing								29.65%
Shares issued for payment of Continental's accrued legal fees					250,000
Issuance of common stock for payment of Continental's accrued legal fees	170,614		170,614		170,614
Payments for Continental's accounting fees					88,390
Distribution to former parent company	606,339		606,339		606,339
Due from equity method investor (former Parent Company)				$ 347,335